Segment revenue and expenses - Summary of Geographical Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Operating revenue	$ 12,984	$ 13,179	$ 13,994
Asia Pacific
Disclosure of geographical areas [line items]
Operating revenue	7,335	8,445	9,823
Americas
Disclosure of geographical areas [line items]
Operating revenue	2,241	2,462	2,564
Europe
Disclosure of geographical areas [line items]
Operating revenue	3,122	2,272	1,607
Other
Disclosure of geographical areas [line items]
Operating revenue	$ 286	$ 0	$ 0